8. Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes
8. Subsequent Events

8. Subsequent Events

On May 13, 2014 the Board approved a plan to redomicile from New Jersey to Delaware. In conjunction with and subject to the redomiciliation The Board also approve a 1:100 reverse split of common stock. Upon completion of the plan, the existing issued and outstanding shares will be reduced to 2,845,480 shares. As of the date of filing, new investors have subscribed to 6,437,500 post-reverse shares and 11,057,667 post-reverse shares in stock payable related to debt conversion. Effective August 4, 2014, the change in domicile and the reverse split of our common stock has been completed. Subsequent to the period ended June 30, 2014, the Company issued 18,895,324 restricted shares related to private placements and debt conversions.

8. Subsequent Events There were no subsequent events following the period ended December, 31, 2013 through the date the financial statements were issued